NET LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Treasury stock, shares	316,004
Ordinary shares, holdback shares outstanding	450,000
Public and Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive warrants	6,546,254